Disclosure of Asset by Operating Segments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 30,294	$ 27,388
Non-current assets	157,913	162,622
Long-term receivables	14,420	20,200
Investments	2,058	3,273
Property, plant and equipment	125,914	124,201
Intangible assets	15,521	14,948	$ 19,473
Total assets	188,207	190,010
Operating Assets [member]
IfrsStatementLineItems [Line Items]
Current assets	30,294	27,388
Non-current assets	157,913	162,622
Long-term receivables	14,420	20,200
Investments	2,058	3,273
Property, plant and equipment	125,914	124,201
Operating assets	109,568	108,758
Under construction	16,346	15,443
Intangible assets	15,521	14,948
Total assets	188,207	190,010
Operating segments [member] | Exploration And Development Costs [member]
IfrsStatementLineItems [Line Items]
Current assets	3,886	5,333
Non-current assets	118,078	114,947
Long-term receivables	5,073	4,745
Investments	406	390
Property, plant and equipment	97,473	95,222
Operating assets	86,623	84,916
Under construction	10,850	10,305
Intangible assets	15,126	14,590
Total assets	121,964	120,280
Operating segments [member] | Refining Transportation And Marketing [member]
IfrsStatementLineItems [Line Items]
Current assets	14,074	8,170
Non-current assets	23,646	23,879
Long-term receivables	2,400	2,539
Investments	1,154	400
Property, plant and equipment	19,990	20,842
Operating assets	17,335	18,304
Under construction	2,655	2,537
Intangible assets	102	98
Total assets	37,720	32,049
Operating segments [member] | Gas And Power [member]
IfrsStatementLineItems [Line Items]
Current assets	3,275	1,975
Non-current assets	7,741	8,321
Long-term receivables	410	976
Investments	472	607
Property, plant and equipment	6,731	6,614
Operating assets	4,192	4,300
Under construction	2,539	2,315
Intangible assets	128	124
Total assets	11,016	10,296
Operating segments [member] | Corporates And Other Business [Member]
IfrsStatementLineItems [Line Items]
Current assets	14,985	15,337
Non-current assets	8,448	15,473
Long-term receivables	6,537	11,938
Investments	26	1,876
Property, plant and equipment	1,720	1,523
Operating assets	1,418	1,238
Under construction	302	286
Intangible assets	165	136
Total assets	23,433	30,810
Elimination of intersegment amounts [member] | Operating Assets [member]
IfrsStatementLineItems [Line Items]
Current assets	(5,926)	(3,427)
Non-current assets		2
Long-term receivables		2
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total assets	$ (5,926)	$ (3,425)